Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Subsidiary Sale Of Stock [Line Items]
Number of operating segment | Segment	1
Restricted cash	$ 900	$ 1,300
Dividend yield	0.00%	0.00%
Impairment of right of use asset		$ 1,744
Lab Equipment
Subsidiary Sale Of Stock [Line Items]
Property and equipment, estimated useful life	5 years
Electronic Equipment and Software
Subsidiary Sale Of Stock [Line Items]
Property and equipment, estimated useful life	3 years
Leasehold Improvements
Subsidiary Sale Of Stock [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
ASU 2023-07
Subsidiary Sale Of Stock [Line Items]
Change in accounting principle, ASU, Adopted [true false]	true
Change in accounting principle, ASU, Adoption date	Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true